Comprehensive Income and Accumulated Other Comprehensive Income (Loss) - Summary of Effects of Reclassifications from Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amortization of pension and other postretirement benefit plan items:
Total net of tax	$ 6,336	$ 3,430
Settlement loss [Member]
Amortization of pension and other postretirement benefit plan items:
Total before tax	7,630
Actuarial losses [Member]
Amortization of pension and other postretirement benefit plan items:
Total before tax	2,756
Prior service credit [Member]
Amortization of pension and other postretirement benefit plan items:
Total before tax	(84)
Pension and Other Postretirement Benefit Plans [Member]
Amortization of pension and other postretirement benefit plan items:
Total before tax	10,302
Tax benefit	(3,966)
Total net of tax	$ 6,336	$ 3,430